Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Liability Disclosure [Abstract]
Total amortization expense	$ 8,751	$ 7,835	$ 9,287